SEGMENTED INFORMATION Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020 segment	Dec. 31, 2020 employee	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Number of Reportable Segments		2	2
Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (in percent)				10.00%	10.20%
Number of customers	no				one